Income taxes - Components of Deferred Tax Assets and Liabilities (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	$ 3,998
Deferred tax liabilities, Beginning Balance	(10,888)
Change in the year affecting Net income	(4,516)
Change in the year affecting Other comprehensive loss	1,195
Deferred tax assets, Ending Balance	3,045
Deferred tax liabilities, Ending Balance	(13,256)
Net deferred tax liabilities, Beginning Balance	(6,890)
Net deferred tax liabilities, Ending Balance	(10,211)
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	2,595
Change in the year affecting Net income	(719)
Change in the year affecting Other comprehensive loss	0
Deferred tax assets, Ending Balance	1,876
Employee future benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	104
Change in the year affecting Net income	0
Change in the year affecting Other comprehensive loss	39
Deferred tax assets, Ending Balance	143
Other liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	6,662
Change in the year affecting Net income	288
Change in the year affecting Other comprehensive loss	1,156
Deferred tax assets, Ending Balance	8,106
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	1,889
Change in the year affecting Net income	257
Change in the year affecting Other comprehensive loss	0
Deferred tax assets, Ending Balance	2,146
Provisions
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	2,242
Change in the year affecting Net income	160
Change in the year affecting Other comprehensive loss	0
Deferred tax assets, Ending Balance	2,402
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	13,492
Change in the year affecting Net income	(14)
Change in the year affecting Other comprehensive loss	1,195
Deferred tax assets, Ending Balance	14,673
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(5,571)
Change in the year affecting Net income	2,221
Change in the year affecting Other comprehensive loss	0
Deferred tax liabilities, Ending Balance	(3,350)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(14,811)
Change in the year affecting Net income	(6,723)
Change in the year affecting Other comprehensive loss	0
Deferred tax liabilities, Ending Balance	(21,534)
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(20,382)
Change in the year affecting Net income	(4,502)
Change in the year affecting Other comprehensive loss	0
Deferred tax liabilities, Ending Balance	$ (24,884)